Deferred Government Grants - Additional Information (Detail) (Deferred Government Grants) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Component of Other Income, Nonoperating [Abstract]
Government grants received	$ 3,372	20,920	2,950	15,850